Stock-based Compensation - 2014 Employee Stock Purchase Plan (Details) - shares					1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2015	Jan. 01, 2015	Jun. 18, 2014	Feb. 28, 2014	Sep. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued through employee stock purchase plan						15,107	10,048
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of the Company's common stock that may be issued	510,726	340,484	351,653
Common stock outstanding percentage						4.00%	4.00%
Number of shares of common stock for future issuance, board of directors prerogative, increase in period						0	0
For possible future issuance under stock option plan						561,000	180,610	49,734
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of the Company's common stock that may be issued						29,411
Effective date of employee stock purchase plan						May 02, 2014	May 02, 2014
Common stock issuable period				10 years		10 years
Common stock outstanding percentage				0.80%		0.80%
Employee stock purchase plan, number of shares, which might be added to common stock outstanding				29,411		29,411
Number of shares of common stock for future issuance, board of directors prerogative, increase in period				0		0
Common stock issued through employee stock purchase plan					10,048
For possible future issuance under stock option plan						52,050	37,746	0
2014 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
For possible future issuance under employee stock purchase plan				47,794		47,794